Financial Statement Schedule I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
STATEMENTS OF OPERATIONS
Net revenues	$ 1,654,356,064	$ 1,294,829,413	$ 1,898,922,106
Cost of revenues	1,378,661,093	1,204,467,983	1,716,640,492
Gross profit	275,694,971	90,361,430	182,281,614
Operating expenses:
Selling expenses	88,426,136	91,052,729	69,341,229
General and administrative expenses	44,767,586	128,826,340	86,268,786
Research and development expenses	11,684,993	12,998,122	19,838,547
Total operating expenses	144,878,715	232,877,191	175,448,562
Income (loss) from operations	130,816,256	(142,515,761)	6,833,052
Other income(expenses):
Interest expense	(46,244,456)	(53,304,640)	(43,843,586)
Interest income	11,972,758	13,359,962	8,446,647
Foreign exchange gain (loss)	(51,468,616)	(10,707,889)	(40,007,403)
Others	427,560
Other income, net:	(74,548,528)	(56,103,440)	(81,155,323)
Income (loss) before income taxes and equity in loss of unconsolidated investees	56,267,728	(198,619,201)	(74,322,271)
Income tax expense	(7,638,786)	5,433,410	(16,539,940)
Equity in earnings (loss) of unconsolidated investees	(3,064,006)	(1,969,306)	(41,163)
Net income (loss) attributable to Canadian Solar Inc.	31,659,276	(195,468,691)	(90,804,200)
Parent Company
STATEMENTS OF OPERATIONS
Net revenues	11,802,218	111,414,327	829,016,524
Cost of revenues	5,282,597	80,190,744	792,643,306
Gross profit	6,519,621	31,223,583	36,373,218
Operating expenses:
Selling expenses	3,520,618	3,649,131	10,411,256
General and administrative expenses	5,724,288	11,955,578	13,461,891
Research and development expenses	714,980	764,145	1,255,945
Total operating expenses	9,959,886	16,368,854	25,129,092
Income (loss) from operations	(3,440,265)	14,854,729	11,244,126
Other income(expenses):
Interest expense		(255,502)	(267,979)
Interest income	12,021,534	1,559,207	474,886
Foreign exchange gain (loss)	(8,454,989)	(622,816)	3,261,933
Others	427,560
Other income, net:	3,994,105	680,889	3,468,840
Income (loss) before income taxes and equity in loss of unconsolidated investees	553,840	15,535,618	14,712,966
Income tax expense	(1,275,114)	(7,441,590)	(6,742,827)
Equity in earnings (loss) of subsidiaries	35,132,523	(202,699,044)	(98,774,339)
Equity in earnings (loss) of unconsolidated investees	(2,751,973)	(863,675)
Net income (loss) attributable to Canadian Solar Inc.	$ 31,659,276	$ (195,468,691)	$ (90,804,200)